Prepayments and Other Assets, Net (Tables)	12 Months Ended
Sep. 30, 2022
Prepayments And Other Assets, Net [Abstract]
Schedule of prepayments and other assets, net
	September 30, 2022	September 30, 2021

Prepaid rents (a)	$75,074	$5,436
Prepaid service fee (b)	590,363	36,677
Loans to third-parties (c)	780,934	729,638
Advances to vendors (d)	140,578	1,706,081
Advance to employees (e)	35,471	17,653
Security deposits	323,419	532,198
Others (f)	55,340	119,837
Less: allowance for doubtful accounts	-	-
Prepayment and other assets, net	$2,001,179	$3,147,520
Including:
Prepayment and other current assets, net	$1,022,309	$2,961,880
Prepayments and other non-current assets, net	$978,870	$185,640

(a)	Prepaid rents represent the prepayment of rent related to leases expiring within 12 months.

(b)	The prepaid expenses of $557,207 were classified as non-current assets, which mainly represents the prepayment for teaching platform software technical service provided by a third-party service provider that will be amortized over three years.

(c)	Loan to third-parties represents the balance lend to various third-parties for their working capital needs at rate of 5% per annum. The Company collected $324,127 subsequently as of the date of this report.

(d)	Advances to vendors primarily included prepayment for leasehold improvement.

(e)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.

(f)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.

Schedule of allowance for doubtful accounts
	September 30, 2022	September 30, 2021

Beginning balance	$-	$-
Provision	48,373	56,059
Write off	(48,373)	(56,059)
Foreign currency translation adjustments	-	-
Ending balance	$-	$-